HOSPITALITY REVENUE	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
HOSPITALITY REVENUE	HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
Room, food and beverage	$42	$378	$318	$738
Gaming, and other leisure activities	1	95	68	195
Other hospitality revenue	7	30	30	61
Total hospitality revenue	$50	$503	$416	$994